LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

9.                                      LONG-TERM INVESTMENTS

	As of December 31,
	2011	2012

Equity method investments:
Mapbar Technology Limited (“Mapbar”)	$26,372	$23,782
Japan Macro Opportunities Offshore Partners, LP (“JMOOP”)	21,547	17,987
Social Finance, Inc. (“SoFi”)	—	47,776
Gaoxue Network Technology (Shanghai) Co., Ltd (“Gaoxue”)	—	6,058
Total equity method investments	47,919	95,603

Cost method investments:
Hylink Advertising Co., Ltd. (“Hylink”)	2,381	2,408
Beijing Yinuoxingke Technology Ltd. (“Yinuo”)	—	—
Total cost method investments	2,381	2,408

Held-to-maturity investments:
Series 2012-A Senior Secured Refi Loan Notes	—	9,586
Total held-to-maturity	—	9,586
Total long-term investments	$50,300	$107,597

Equity method investments

In October 2011, the Group acquired 35% equity interest of Mapbar with a total cash consideration of $26,599 and accounted for the investment using equity method as the Group was able to exercise significant influence on Mapbar.  The Group recorded its share of the loss in Mapbar at $227 and $2,590 due to the operating losses incurred by the affiliated company for the years ended December 31, 2011 and 2012.

On November 18, 2011, the Group made a $20,000 investment in a Japan based limited partnership JMOOP. The investment was accounted for using equity method of accounting.  The Group recognized its share of gain of JMOOP at $1,547 and loss of $3,560 for the years ended December 31, 2011 and 2012.

On September 5, 2012, the Company entered into an Amended and Restated Right of First Refusal and Co-Sale Agreement with SoFi, agreeing to purchase 5,573,719 Series B Preferred Shares issued by SoFi at a price of $8.791258 per share with a total consideration of $49,000, which was paid in full to SoFi in September 2012. Thus, The Group holds 27.1% equity interest of SoFi. The Group recognized its share of loss of SoFi of $1,224 for the year ended December 31, 2012.

On November 23, 2012, the Group paid $5,300 for 25% capital contribution of Gaoxue Network Technology (Shanghai) Co., Ltd (“Gaoxue”). On December 5, 2012, the Group also paid $470 and $385 to two existing shareholders of Gaoxue for their 5% equity interest in Gaoxue. Consequently, the Company holds 30% of the total equity interest of Gaoxue. The Group recognized its share of loss of Gaoxue of $97 for the year ended December 31, 2012.

The summarized financial information of the equity method investments were as follows:

	As of December 31,
	2011	2012

Total current assets	$134,746	$106,835
Total assets	$135,122	$188,518
Total current liabilities	$2,727	$2,976
Total liabilities	$14,735	$16,918

	For the years ended December 31,
	2010	2011	2012

Net revenues	$—	$5,310	$5,219
Gross profits	$—	$3,701	$3,355
Net loss	$—	$39,581	$59,417

Cost method investments

On April 25, 2011, the Group acquired 2% equity interest of Hylink at total cash consideration of $2,381 and accounted for the investment using cost method as the Group was unable to exercise significant influence on Hylink.  Hylink is mainly engaged in advertising agency service.  The Group had no seat in Board and did not involve in the operation of Hylink, accordingly the Group did not have the ability to exercise significant influence over the operating and financial decisions of Hylink, and thus the Group used the cost method to account for its investment Hylink.

On June 15, 2011, the Group acquired 5% equity interest of Yinuo at total cash consideration of $79 and accounted for the investment using cost method as the Group was unable to exercise significant influence on Yinuo.  Yinuo is mainly engaged in development of online games.  The Group had no seat in Board and did not involve in the operation of Yinuo, the Group did not have the ability to exercise significant influence over the operating and financial decisions of Yinuo, and thus the Group used the cost method to account for its investment Yinuo. In the fourth quarter of 2011, Yinuo had stopped operation. The investment of $79 in Yinuo was fully impaired as of December 31, 2011.

On June 5, 2007, the Group purchased 9,950,000 ordinary shares of Global Net Limited (“Global Net”), which accounts for 19.9% of the total equity interest.  Global Net is mainly engaged in web-based online game development and operation.  The Group had no seat in Board and did not involve in the operation of Global Net, the Group did not have the ability to exercise significant influence over the operating and financial decisions of Global Net, and thus the Group used the cost method to account for its investment in Global Net.  The Group sold the investment in Global Net to a related party on December 30, 2010 at a cash consideration of $302. The Group recognized a $40 gain for the disposal of the investments. The buyer issued an interest-free promissory note on December 30, 2010 to the Company to settle the purchase consideration, which was carried as amount due from related parties on the consolidated balance sheet.  The promissory note was due and paid in cash on June 30, 2011.

Held-to-Maturity investments

On July 3, 2012, the Company entered into a Note Purchase Agreement with SoFi Lending Corp., a subsidiary of SoFi,  to purchase $10,000 Series 2012-A Senior Secured Refi Loan Notes issued by SoFi Lending Corp. The loan has a maturity date of July 3, 2032 and a fixed annual interest rate of 4% with no redemption feature.  The Company has the positive intent and ability to hold the investments to maturity. The Company receives monthly payments, including return of the principal of $414 and earned interest of $137, from SoFi Lending Corp. for the year ended December 31, 2012. As of December 31, 2012, the carrying amount of the note was $9,586.

Impairment of long-term investments

The Group reviews the long-term investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.  An impairment loss is recognized in earnings equal to the difference between the carrying amount of the investment and its fair value at the balance sheet date of the reporting period.  The Group recorded a total impairment charge of $nil, $79 and $nil for the years ended December 31, 2010, 2011 and 2012, respectively for cost method investment. No impairment charge was recognized for equity method investments and held-to-maturity investments for the three years ended December 31, 2010, 2011 and 2012, respectively.